Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.0%
Communication Services 23.3%
Altice France SA:
144A, 7.375%, 5/1/2026		8,050,000	8,251,250
144A, 8.125%, 2/1/2027		2,926,000	3,072,300
Altice Luxembourg SA:
144A, 7.75%, 5/15/2022 (b)		1,609,000	1,635,146
144A, 10.5%, 5/15/2027		1,250,000	1,284,375
AMC Networks, Inc., 5.0%, 4/1/2024		1,500,000	1,543,125
Cablevision Systems Corp., 5.875%, 9/15/2022		4,700,000	4,935,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		2,205,000	2,251,746
144A, 5.125%, 5/1/2027		1,665,000	1,723,874
5.25%, 9/30/2022		6,700,000	6,801,170
144A, 5.5%, 5/1/2026		6,245,000	6,535,705
144A, 5.875%, 4/1/2024		2,375,000	2,481,875
144A, 5.875%, 5/1/2027		2,240,000	2,363,200
CenturyLink, Inc.:
5.625%, 4/1/2025 (b)		3,280,000	3,345,600
Series W, 6.75%, 12/1/2023 (b)		705,000	760,519
Series Y, 7.5%, 4/1/2024 (b)		990,000	1,095,188
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,321,075
144A, 9.25%, 2/15/2024		195,000	211,575
CommScope, Inc.:
144A, 5.5%, 3/1/2024		3,355,000	3,443,069
144A, 8.25%, 3/1/2027 (b)		1,935,000	1,973,410
CSC Holdings LLC:
144A, 5.125%, 12/15/2021		4,700,000	4,700,000
144A, 5.5%, 4/15/2027		5,380,000	5,649,000
144A, 6.5%, 2/1/2029		2,845,000	3,104,606
144A, 7.5%, 4/1/2028		1,800,000	1,976,040
144A, 10.875%, 10/15/2025		2,353,000	2,697,126
Cumulus Media New Holdings, Inc., 144A, 6.75%, 7/1/2026		805,000	802,827
DISH DBS Corp.:
5.875%, 7/15/2022		1,250,000	1,268,750
5.875%, 11/15/2024		4,389,000	4,153,091
7.75%, 7/1/2026		1,720,000	1,668,400
Entercom Media Corp., 144A, 6.5%, 5/1/2027		369,000	383,760
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		1,005,000	600,488
144A, 8.0%, 4/1/2027		3,435,000	3,572,400
11.0%, 9/15/2025 (b)		1,185,000	734,700
GrubHub Holdings, Inc., 144A, 5.5%, 7/1/2027		980,000	1,005,843
Intelsat Connect Finance SA, 144A, 9.5%, 2/15/2023		1,400,000	1,239,000
Intelsat Jackson Holdings SA:
144A, 8.5%, 10/15/2024		1,700,000	1,683,000
144A, 9.75%, 7/15/2025		9,300,000	9,486,000
Lamar Media Corp., 5.75%, 2/1/2026		1,265,000	1,329,831
Level 3 Financing, Inc.:
5.25%, 3/15/2026		3,070,000	3,177,450
5.375%, 8/15/2022		5,500,000	5,506,875
5.375%, 5/1/2025		1,500,000	1,548,750
Netflix, Inc.:
4.375%, 11/15/2026		2,400,000	2,454,720
REG S, 4.625%, 5/15/2029	EUR	1,000,000	1,291,803
144A, 4.625%, 5/15/2029	EUR	1,530,000	1,976,458
5.875%, 2/15/2025		685,000	755,213
5.875%, 11/15/2028		1,035,000	1,145,869
Nexstar Escrow, Inc., 144A, 5.625%, 7/15/2027 (c)		815,000	834,356
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		525,000	528,609
Sirius XM Radio, Inc.:
144A, 4.625%, 5/15/2023		1,583,000	1,598,830
144A, 4.625%, 7/15/2024 (c)		1,865,000	1,908,417
144A, 5.375%, 7/15/2026		1,500,000	1,554,375
144A, 5.5%, 7/1/2029		3,215,000	3,296,018
SoftBank Group Corp., REG S, 5.0%, 4/15/2028	EUR	2,000,000	2,577,388
Sprint Capital Corp.:
6.875%, 11/15/2028		2,950,000	3,032,010
8.75%, 3/15/2032		1,575,000	1,823,062
Sprint Corp.:
7.125%, 6/15/2024		4,720,000	5,004,616
7.625%, 3/1/2026		2,445,000	2,606,370
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		3,130,000	3,220,300
5.125%, 4/15/2025		1,155,000	1,202,101
6.5%, 1/15/2026		1,265,000	1,367,541
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,170,000	1,213,875
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		2,100,000	2,173,500
Telefonica Europe BV, REG S, 7.625%, Perpetual (d)	EUR	1,500,000	1,961,569
Telesat Canada, 144A, 8.875%, 11/15/2024		3,645,000	3,945,712
Unitymedia Hessen GmbH & Co., KG, 144A, 5.0%, 1/15/2025		3,000,000	3,090,000
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,600,000	1,644,496
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		755,000	741,788
144A, 5.625%, 4/15/2027		1,735,000	1,804,400
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,725,000	3,817,045
144A, 5.5%, 8/15/2026		2,310,000	2,393,737
144A, 5.5%, 5/15/2029		4,855,000	4,926,368
Wind Tre SpA, 144A, 5.0%, 1/20/2026		2,400,000	2,323,200
Zayo Group LLC, 144A, 5.75%, 1/15/2027		5,200,000	5,298,176
Ziggo Bond Co. BV, 144A, 5.875%, 1/15/2025		1,475,000	1,490,370
			187,319,431
Consumer Discretionary 11.6%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	1,400,000	1,321,310
Ally Financial, Inc., 5.75%, 11/20/2025 (b)		5,250,000	5,807,287
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		2,290,000	2,278,550
6.25%, 3/15/2026		2,135,000	2,108,312
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		3,177,000	3,288,195
Boyd Gaming Corp.:
6.0%, 8/15/2026		2,325,000	2,444,156
6.875%, 5/15/2023		1,295,000	1,337,088
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		650,000	689,000
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		2,150,000	2,206,437
144A, 6.5%, 6/1/2026		2,090,000	2,199,725
Dana, Inc., 5.5%, 12/15/2024		862,000	883,550
Eldorado Resorts, Inc., 6.0%, 9/15/2026		2,468,000	2,696,290
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		7,017,000	7,411,847
Group 1 Automotive, Inc., 5.0%, 6/1/2022		1,225,000	1,240,313
HD Supply, Inc., 144A, 5.375%, 10/15/2026		2,715,000	2,864,325
Hilton Domestic Operating Co., Inc.:
144A, 4.875%, 1/15/2030		2,021,000	2,081,630
5.125%, 5/1/2026		3,900,000	4,070,625
IAA, Inc., 144A, 5.5%, 6/15/2027		1,110,000	1,154,400
Lennar Corp.:
4.75%, 11/15/2022		3,000,000	3,138,750
4.75%, 11/29/2027		1,700,000	1,789,250
5.0%, 6/15/2027		685,000	720,106
Mattel, Inc., 144A, 6.75%, 12/31/2025		3,100,000	3,189,125
Meritage Homes Corp., 5.125%, 6/6/2027		230,000	233,450
Meritor, Inc., 6.25%, 2/15/2024		850,000	874,438
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,820,000	1,915,550
MGM Resorts International:
5.5%, 4/15/2027		4,245,000	4,451,944
5.75%, 6/15/2025		2,811,000	3,057,806
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		1,247,000	1,264,146
Panther BF Aggregator 2 LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,761,084
144A, 6.25%, 5/15/2026		805,000	836,194
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		1,110,000	1,096,125
Penske Automotive Group, Inc., 5.5%, 5/15/2026		2,160,000	2,251,800
PetSmart, Inc., 144A, 7.125%, 3/15/2023		2,250,000	2,109,375
PulteGroup, Inc.:
5.5%, 3/1/2026		1,200,000	1,296,000
6.375%, 5/15/2033		1,500,000	1,599,375
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		715,000	725,725
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	545,288
Staples, Inc., 144A, 7.5%, 4/15/2026		2,230,000	2,216,865
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		4,075,000	4,309,312
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,269,450
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,798,000	1,793,505
TRI Pointe Group, Inc., 5.25%, 6/1/2027		825,000	794,063
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		2,910,000	2,946,375
William Carter Co., 144A, 5.625%, 3/15/2027		180,000	188,550
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		995,000	1,004,925
			93,461,616
Consumer Staples 2.8%
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		3,400,000	3,463,750
Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027		445,000	465,025
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		5,210,000	5,418,400
144A, 6.5%, 4/15/2029		1,672,000	1,816,210
144A, 6.75%, 2/15/2028		3,607,000	3,918,104
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		700,000	710,500
144A, 5.875%, 9/30/2027		2,150,000	2,227,937
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		1,600,000	1,652,000
144A, 5.5%, 12/15/2029 (c)		1,515,000	1,518,788
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		1,115,000	1,014,650
			22,205,364
Energy 16.5%
Antero Midstream Partners LP:
5.375%, 9/15/2024		1,685,000	1,674,469
144A, 5.75%, 3/1/2027		2,235,000	2,235,000
144A, 5.75%, 1/15/2028		3,285,000	3,252,150
Antero Resources Corp.:
5.125%, 12/1/2022		1,000,000	960,000
5.625%, 6/1/2023		3,380,000	3,262,376
Archrock Partners LP, 144A, 6.875%, 4/1/2027		1,535,000	1,604,229
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		1,355,000	1,334,675
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		5,040,000	5,474,700
5.875%, 3/31/2025		2,200,000	2,450,250
7.0%, 6/30/2024		1,425,000	1,638,892
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		1,105,000	1,165,775
Chesapeake Energy Corp.:
8.0%, 1/15/2025 (b)		2,255,000	2,091,512
8.0%, 6/15/2027 (b)		2,440,000	2,150,250
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		1,565,000	1,486,750
Crestwood Midstream Partners LP:
144A, 5.625%, 5/1/2027		2,000,000	1,995,000
6.25%, 4/1/2023		3,435,000	3,503,700
DCP Midstream Operating LP:
5.125%, 5/15/2029		1,270,000	1,304,925
5.375%, 7/15/2025		5,668,000	5,972,655
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		2,340,000	2,424,825
144A, 5.75%, 1/30/2028		540,000	568,350
EnLink Midstream LLC, 5.375%, 6/1/2029		650,000	666,250
EnLink Midstream Partners LP, 4.4%, 4/1/2024		4,000,000	4,044,920
Genesis Energy LP:
6.25%, 5/15/2026		1,735,000	1,674,275
6.5%, 10/1/2025		1,200,000	1,173,000
Gulfport Energy Corp., 6.0%, 10/15/2024		875,000	675,938
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		2,605,000	2,591,975
144A, 5.75%, 10/1/2025		2,030,000	2,035,075
144A, 6.25%, 11/1/2028		1,485,000	1,492,425
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		2,995,000	3,114,800
Jagged Peak Energy LLC, 5.875%, 5/1/2026		2,489,000	2,451,665
Matador Resources Co., 5.875%, 9/15/2026		1,881,000	1,899,810
MEG Energy Corp., 144A, 6.375%, 1/30/2023		1,200,000	1,143,000
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		855,000	889,200
Nabors Industries, Inc.:
5.5%, 1/15/2023		670,000	626,450
5.75%, 2/1/2025		1,205,000	1,067,931
NuStar Logistics LP:
5.625%, 4/28/2027		3,118,000	3,141,385
6.0%, 6/1/2026		2,380,000	2,463,300
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		1,894,000	1,889,265
6.875%, 1/15/2023 (b)		1,255,000	1,255,000
Parkland Fuel Corp., 144A, 5.875%, 7/15/2027 (c)		2,410,000	2,448,439
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		745,000	756,175
144A, 5.375%, 1/15/2025		2,790,000	2,859,750
144A, 5.625%, 10/15/2027		1,705,000	1,781,725
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		4,100,000	4,197,375
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		1,680,000	1,625,400
Range Resources Corp., 5.0%, 8/15/2022		2,260,000	2,144,175
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,050,000	1,892,150
Southwestern Energy Co.:
6.2%, 1/23/2025		934,000	852,275
7.75%, 10/1/2027 (b)		1,605,000	1,536,788
Sunoco LP:
5.5%, 2/15/2026		1,945,000	2,025,231
5.875%, 3/15/2028		550,000	569,938
144A, 6.0%, 4/15/2027		738,000	774,900
Targa Resources Partners LP:
4.25%, 11/15/2023		4,700,000	4,700,000
5.0%, 1/15/2028		4,240,000	4,250,600
5.375%, 2/1/2027		3,600,000	3,726,000
5.875%, 4/15/2026		1,682,000	1,782,920
144A, 6.5%, 7/15/2027		245,000	267,356
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		1,405,000	1,484,909
Transocean, Inc.:
144A, 7.25%, 11/1/2025		1,200,000	1,137,000
144A, 9.0%, 7/15/2023		800,000	852,000
USA Compression Partners LP, 6.875%, 4/1/2026		2,037,000	2,153,924
Whiting Petroleum Corp.:
5.75%, 3/15/2021		2,349,000	2,366,617
6.625%, 1/15/2026 (b)		1,600,000	1,543,000
WPX Energy, Inc.:
5.25%, 9/15/2024		2,015,000	2,067,894
6.0%, 1/15/2022		590,000	615,075
8.25%, 8/1/2023		1,495,000	1,704,300
			132,962,063
Financials 1.4%
CIT Group, Inc., 4.125%, 3/9/2021		230,000	234,381
CNO Financial Group, Inc.:
5.25%, 5/30/2025		1,600,000	1,724,000
5.25%, 5/30/2029		990,000	1,071,675
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		1,600,000	1,619,267
Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024		1,320,000	1,387,650
Navient Corp., 6.5%, 6/15/2022		1,600,000	1,699,584
Springleaf Finance Corp.:
6.125%, 3/15/2024		1,640,000	1,763,000
6.625%, 1/15/2028		505,000	530,250
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		935,000	963,050
			10,992,857
Health Care 7.1%
Avantor, Inc., 144A, 6.0%, 10/1/2024		1,000,000	1,064,000
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		5,095,000	5,602,054
144A, 9.25%, 4/1/2026		1,280,000	1,432,064
Bausch Health Companies, Inc.:
144A, 5.75%, 8/15/2027		1,610,000	1,692,078
144A, 5.875%, 5/15/2023		843,000	852,796
144A, 6.125%, 4/15/2025		2,385,000	2,435,610
144A, 6.5%, 3/15/2022		3,590,000	3,720,137
144A, 7.0%, 3/15/2024		3,335,000	3,543,771
144A, 7.0%, 1/15/2028		575,000	595,844
144A, 7.25%, 5/30/2029		270,000	280,800
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,885,000	1,917,988
Centene Corp., 144A, 5.375%, 6/1/2026		1,375,000	1,445,469
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		320,000	336,736
DaVita, Inc.:
5.0%, 5/1/2025		1,500,000	1,480,875
5.125%, 7/15/2024		1,500,000	1,500,450
HCA, Inc.:
5.375%, 9/1/2026		2,400,000	2,586,000
5.625%, 9/1/2028		4,725,000	5,114,812
5.875%, 2/15/2026		4,470,000	4,939,350
MEDNAX, Inc., 144A, 6.25%, 1/15/2027		2,320,000	2,282,300
Tenet Healthcare Corp.:
5.125%, 5/1/2025		4,770,000	4,793,850
144A, 6.25%, 2/1/2027		1,710,000	1,769,850
6.75%, 6/15/2023		675,000	677,531
7.0%, 8/1/2025 (b)		1,200,000	1,195,500
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		2,400,000	2,263,500
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		3,060,000	3,243,600
			56,766,965
Industrials 5.0%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,450,000	1,469,938
144A, 6.0%, 10/15/2022		2,063,000	2,071,850
144A, 7.875%, 4/15/2027		2,368,000	2,370,960
Builders Firstsource, Inc., 144A, 6.75%, 6/1/2027		245,000	258,475
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		440,000	454,278
Clean Harbors, Inc.:
144A, 4.875%, 7/15/2027 (c)		920,000	935,042
144A, 5.125%, 7/15/2029 (c)		430,000	438,600
Colfax Corp.:
144A, 6.0%, 2/15/2024		340,000	359,550
144A, 6.375%, 2/15/2026		1,450,000	1,555,125
Covanta Holding Corp.:
5.875%, 3/1/2024		1,940,000	1,998,200
5.875%, 7/1/2025		1,120,000	1,164,800
DAE Funding LLC:
144A, 4.5%, 8/1/2022		134,000	136,010
144A, 5.0%, 8/1/2024		346,000	360,273
144A, 5.75%, 11/15/2023		1,600,000	1,680,000
Energizer Holdings, Inc.:
144A, 6.375%, 7/15/2026 (b)		1,695,000	1,741,612
144A, 7.75%, 1/15/2027		400,000	432,932
Harsco Corp., 144A, 5.75%, 7/31/2027		475,000	494,646
Itron, Inc., 144A, 5.0%, 1/15/2026		2,000,000	2,045,000
Masonite International Corp., 144A, 5.625%, 3/15/2023		1,500,000	1,545,000
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,592,388
Park Aerospace Holdings Ltd., 144A, 5.5%, 2/15/2024		3,265,000	3,519,605
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		16,000	16,803
Summit Materials LLC, 6.125%, 7/15/2023		2,480,000	2,511,000
Tennant Co., 5.625%, 5/1/2025		360,000	371,700
TransDigm, Inc.:
6.0%, 7/15/2022		1,600,000	1,616,000
144A, 6.25%, 3/15/2026		2,445,000	2,573,362
United Rentals North America, Inc., 6.5%, 12/15/2026		5,910,000	6,397,575
			40,110,724
Information Technology 2.4%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		1,200,000	1,194,000
CDK Global, Inc., 144A, 5.25%, 5/15/2029		1,225,000	1,269,406
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		2,735,000	2,776,025
Dell International LLC, 144A, 5.875%, 6/15/2021		1,455,000	1,479,152
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		1,880,000	1,974,000
First Data Corp., 144A, 5.375%, 8/15/2023		2,500,000	2,545,000
Go Daddy Operating Co. LLC, 144A, 5.25%, 12/1/2027		2,460,000	2,546,100
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,055,000	1,089,288
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		1,295,000	1,331,907
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		1,225,000	1,270,938
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,072,851
			19,548,667
Materials 11.3%
AK Steel Corp., 7.5%, 7/15/2023 (b)		1,150,000	1,175,530
Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		2,118,000	2,194,777
Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	700,000	827,729
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		2,615,000	2,693,450
Berry Global Escrow Corp.:
144A, 4.875%, 7/15/2026		1,600,000	1,634,000
144A, 5.625%, 7/15/2027		250,000	260,000
Berry Global, Inc., 5.5%, 5/15/2022		3,820,000	3,862,975
BWAY Holding Co.:
144A, 5.5%, 4/15/2024		4,345,000	4,347,172
144A, 7.25%, 4/15/2025		1,200,000	1,158,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		315,000	316,181
CF Industries, Inc.:
3.45%, 6/1/2023		2,860,000	2,870,010
5.15%, 3/15/2034		1,590,000	1,554,225
Chemours Co.:
4.0%, 5/15/2026	EUR	1,500,000	1,705,650
5.375%, 5/15/2027 (b)		1,480,000	1,409,700
6.625%, 5/15/2023		1,035,000	1,070,573
7.0%, 5/15/2025		725,000	757,625
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,375,000	1,247,813
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	2,500,000	2,856,253
144A, 5.75%, 5/15/2024		1,325,000	1,358,125
144A, 5.875%, 2/15/2026		3,936,000	4,044,240
144A, 6.625%, 3/1/2025 (b)		3,000,000	3,120,000
Crown Americas LLC, 4.75%, 2/1/2026		180,000	184,950
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		1,360,000	1,416,100
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,798,000	1,681,130
144A, 6.875%, 3/1/2026		2,960,000	2,745,400
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		1,195,000	1,102,388
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		6,434,000	6,458,127
3.875%, 3/15/2023		2,700,000	2,700,000
4.0%, 11/14/2021		3,000,000	3,056,250
Graphic Packaging International LLC, 144A, 4.75%, 7/15/2027		440,000	451,550
Hexion, Inc., 144A, 7.875%, 7/15/2027 (c)		490,000	493,675
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		1,225,000	1,261,750
144A, 7.625%, 1/15/2025		1,475,000	1,522,938
Kaiser Aluminum Corp., 5.875%, 5/15/2024		2,110,000	2,194,400
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,130,846
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026 (c)		1,450,000	1,462,688
Mercer International, Inc.:
5.5%, 1/15/2026		425,000	422,875
6.5%, 2/1/2024		1,390,000	1,438,650
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		2,460,000	2,546,100
144A, 5.25%, 6/1/2027		1,685,000	1,792,419
Novelis Corp.:
144A, 5.875%, 9/30/2026		2,625,000	2,657,812
144A, 6.25%, 8/15/2024		3,450,000	3,617,187
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	3,998,594
144A, 7.0%, 7/15/2024		465,000	480,819
Steel Dynamics, Inc., 5.25%, 4/15/2023		800,000	814,000
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		1,892,000	1,835,240
Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		1,746,000	1,730,723
United States Steel Corp., 6.25%, 3/15/2026		517,000	460,130
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		840,000	871,500
			90,992,269
Real Estate 3.6%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		4,000,000	4,110,000
(REIT), 5.375%, 3/15/2027		4,000,000	4,210,000
Iron Mountain, Inc.:
144A, (REIT), 5.25%, 3/15/2028		780,000	780,975
(REIT), 5.75%, 8/15/2024		4,735,000	4,783,013
(REIT), 6.0%, 8/15/2023		4,000,000	4,110,000
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027		4,500,000	4,848,750
MPT Operating Partnership LP, (REIT), 6.375%, 3/1/2024		2,365,000	2,477,337
SBA Communications Corp., (REIT), 4.0%, 10/1/2022		3,945,000	3,999,244
			29,319,319
Utilities 4.0%
AES Corp., 4.875%, 5/15/2023		2,391,000	2,432,938
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	3,125,925
5.75%, 5/20/2027		1,445,000	1,517,250
Calpine Corp.:
144A, 5.25%, 6/1/2026		1,360,000	1,383,800
5.75%, 1/15/2025		1,100,000	1,091,750
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		3,050,000	3,069,124
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		3,955,000	4,221,962
5.75%, 1/15/2028		3,000,000	3,217,500
Vistra Energy Corp., 5.875%, 6/1/2023		998,000	1,020,455
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		3,150,000	3,264,188
144A, 5.5%, 9/1/2026		4,415,000	4,663,344
144A, 5.625%, 2/15/2027		2,755,000	2,916,856
			31,925,092
Total Corporate Bonds (Cost $694,045,831)			715,604,367
Government & Agency Obligations 0.0%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.037% ***, 10/10/2019 (Cost $298,286)		300,000	298,237
Loan Participations and Assignments 2.4%
Senior Loans **
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.152%, 1/31/2025		2,763,783	2,704,680
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.644%, 7/17/2025		3,455,919	3,406,500
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.404%, 7/8/2022		3,446,280	3,446,194
Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 4.14%, 2/15/2024		3,175,879	3,160,794
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.41%, 4/11/2025		3,183,920	3,148,451
TransDigm, Inc., Term Loan F, 3-month USD LIBOR + 2.500%, 4.83%, 6/9/2023		1,984,925	1,951,746
Unitymedia Finance LLC, Term Loan D, 1-month USD LIBOR + 2.250%, 4.644%, 1/15/2026		1,179,901	1,178,024
Total Loan Participations and Assignments (Cost $18,876,726)			18,996,389
Convertible Bonds 1.4%
Communication Services 0.1%
DISH Network Corp., 2.375%, 3/15/2024		450,000	415,694
Materials 1.3%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.503% ** PIK, 10/18/2025 (e)		9,521,433	10,673,526
Total Convertible Bonds (Cost $10,015,839)			11,089,220
		Shares	Value ($)
Common Stocks 0.2%
Industrials 0.0%
Quad Graphics, Inc.		1,950	15,425
Materials 0.2%
GEO Specialty Chemicals, Inc.* (e)		5,745,495	1,804,085
GEO Specialty Chemicals, Inc. 144A* (e)		12,448	3,909
			1,807,994
Total Common Stocks (Cost $2,961,044)			1,823,419
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029*(e) (Cost $1,482,531)		6,700	297,627
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (f) (g) (Cost $34,502,335)		34,502,335	34,502,335
Cash Equivalents 7.2%
DWS Central Cash Management Government Fund, 2.40% (f) (Cost $57,435,060)		57,435,060	57,435,060
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $819,617,652)		104.5	840,046,654
Other Assets and Liabilities, Net		(4.5)	(36,017,059)
Net Assets		100.0	804,029,595

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (f) (g)
68,111,774	—	33,609,439(h)	—	—	173,702	—	34,502,335	34,502,335
Cash Equivalents 7.2%
DWS Central Cash Management Government Fund, 2.40% (f)
38,285,871	286,329,727	267,180,538	—	—	999,422	—	57,435,060	57,435,060
106,397,645	286,329,727	300,789,977	—	—	1,173,124	—	91,937,395	91,937,395

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $33,143,162, which is 4.1% of net assets.
(c)	When-issued or delayed delivery securities included.
(d)	Perpetual, callable security with no stated maturity date.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	16,180,556	USD	18,473,681	7/31/2019	27,520	State Street Bank and Trust
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	783,281	EUR	686,176	7/31/2019	(1,027)	BNP Paribas SA

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$715,604,367	$—	$715,604,367
Government & Agency Obligations	—	298,237	—	298,237
Loan Participations and Assignments	—	18,996,389	—	18,996,389
Convertible Bonds	—	415,694	10,673,526	11,089,220
Common Stocks (i)	15,425	—	1,807,994	1,823,419
Warrants	—	—	297,627	297,627
Short-Term Investments (i)	91,937,395	—	—	91,937,395
Derivatives (j)
Forward Foreign Currency Contracts	—	27,520	—	27,520
Total	$91,952,820	$735,342,207	$12,779,147	$840,074,174
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(1,027)	$—	$(1,027)
Total	$—	$(1,027)	$—	$(1,027)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contract.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2018	$9,606,558	$653,711	$278,560	10,538,829
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	445,136	648,240	19,067	1,112,443
Amortization premium/discount	3,603	—	—	3,603
Purchases/PIK	618,229	506,043	—	1,124,272
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of June 30, 2019	$10,673,526	1,807,994	297,627	$12,779,147
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2019	$445,136	$648,240	$19,067	$1,112,443

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 6/30/2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$1,807,994	Market Approach	Terms of merger agreement	N/A
			Illiquidity Discount	5%
Warrants
Materials	$297,627	Black Scholes Option Pricing Model	Implied Volatility of Option	26.60%
			Discount for lack of marketability	20%
Convertible Bonds
Materials	$10,673,526	Market Approach	Terms of merger agreement	N/A
			Illiquidity Discount	5%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s convertible bond investment include the terms of the merger agreement and an illiquidity discount. A significant change in the terms of the merger agreement is unlikely to have a material impact to the fair value measurement, while a significant change in the illiquidity discount is likely to have a material impact to the fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s common stock investment include the terms of the merger agreement and an illiquidity discount. A significant change in the terms of the merger agreement is unlikely to have a material impact to the fair value measurement, while a significant change in the illiquidity discount is unlikely to have a material impact to the fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward
Foreign Currency Contracts	$ 26,493